UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-21564

Blue Rock Market Neutral Fund, LLC
 445 East Lake Street
Suite 230
Wayzata, Minnesota 55391
(Address of principal executive offices)

Blue Rock Advisors, Inc.
445 East Lake Street
Suite 230
Wayzata, Minnesota 55391
(Name and address of agent for service)

Registrant’s telephone number, including area code: (952) 229-8700

Date of fiscal year end: March 31

Date of reporting period: June 30, 2008

Item 1. Schedule of Investments.

Blue Rock Market Neutral Fund, LLC

Schedule of Investments
June 30, 2008
(Unaudited)

			% Of	Initial
			Members’	Acquisition
	Cost	Fair Value	Capital	Date	Liquidity

INVESTMENTS IN PORTFOLIO FUNDS[1,2]

Investment Funds
Bermuda - Market Neutral Equity
Scopia International Limited	$9,592,773	$11,088,814	5.50%	08/01/05	Quarterly
Scopia PX International Limited	2,000,000	2,026,843	1.01	01/01/08	Quarterly

British Virgin Islands - Market Neutral Equity
Numeric World Market Neutral Fund Offshore I, Ltd.	10,230,048	11,213,389	5.56	10/01/06	Monthly
Rivanna Offshore Partners, Ltd.	5,742,657	6,551,877	3.25	02/01/08	Monthly

Cayman Islands - Market Neutral Equity
Altairis Offshore	14,600,000	16,565,321	8.22	01/01/06	Monthly
CZ Equilibria UK Fund Limited	5,700,000	5,952,964	2.95	03/01/08	Monthly
Dirigo, Ltd.	11,175,378	11,768,652	5.84	09/01/07	Quarterly
FrontPoint Offshore Financial Services Fund, L.P.	13,386,408	23,360,546	11.59	10/01/06	Quarterly
Loomis Sayles Consumer Discretionary
Hedge Fund, Ltd.	15,500,000	18,563,745	9.21	02/01/05	Monthly
Seasons Core Fund, Ltd.	14,272,706	14,783,669	7.33	10/01/07	Quarterly
Seligman Spectrum Focus Fund	8,600,000	9,281,468	4.60	10/01/07	Monthly
STG Capital Fund, Ltd.	8,900,000	9,956,211	4.94	04/01/06	Quarterly
Tokum Offshore, Ltd.	5,300,000	5,395,157	2.68	01/01/08	Quarterly

Ireland - Market Neutral Equity
Lazard Japan Carina Fund, PLC	2,355,219	2,561,532	1.27	01/01/06	Monthly

Total Investment Funds	127,355,189	149,070,188	73.95

Limited Partnerships
United States - Market Neutral Equity
FrontPoint Consumer and Industrials Onshore Fund, L.P.	5,300,000	4,871,926	2.42	08/01/07	Quarterly
FrontPoint Healthcare Fund, L.P.	14,550,000	17,486,358	8.67	07/01/04	Quarterly
FrontPoint Utility and Energy Fund, L.P.	16,931,720	22,090,271	10.96	07/01/04	Quarterly
Loomis Sayles Energy Hedge Fund, L.P.	7,800,000	7,987,638	3.96	06/01/07	Monthly

Total Limited Partnerships	44,581,720	52,436,193	26.01

Total Investments in Portfolio Funds	$171,936,909	$201,506,381	99.96%

Blue Rock Market Neutral Fund, LLC

Schedule of Investments (Continued)
June 30, 2008
(Unaudited)

			% Of
			Members’
	Cost	Fair Value	Capital

SHORT-TERM INVESTMENTS
UMB Bank, n.a., Money Market Fiduciary	$233,352	$233,352	0.12%

Total Investments in Portfolio Funds
and Short-Term Investments	$172,170,261	201,739,733	100.08

Liabilities less Other Assets		(152,801)	(0.08)

Members’ Capital		$201,586,932	100.00%

[1]All of the Fund’s investments in Portfolio Funds are reported at fair value and are considered to be illiquid because the investments can generally only be redeemed on a monthly or quarterly basis with lock-up periods of up to 6 months.
[2]Not income producing.

The accompanying notes are an integral part of these financial statements.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007.  FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements.  The Fund adopted FAS 157 as of April 1, 2008.  Under FAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels and described below:

•
Level 1 - quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 - significant observable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s net assets as of 6/30/2008:

Valuation Inputs	Investment in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$0	-
Level 2 - Other Significant Observable Inputs	$ 233,352	-
Level 3 - Significant Unobservable Inputs	$201,506,381	-
Total	$ 201,739,733	-

Other financial instruments are derivatives instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment. At June 30, 2008, the Fund had no financial instruments subject to this disclosure.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investment in Securities	Other Financial Instruments
Beginning Balance 4/1/2008	$183,421,012	-
Realized gain/loss	$ 0	-
Changes in unrealized appreciation (depreciation)	$4,935,369	-
Net purchases (sales)	$ 13,150,000	-
Transfers in/out of level 3	$ 0	-
Ending balance 6/30/08	$ 201,506,381	-

Item 2. Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer concluded that the Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective based on their evaluation of the Disclosure Controls and Procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications, as required by Rule 30a-2(a) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        Blue Rock Market Neutral Fund, LLC

By (Signature     /s/ Robert W. Fullerton
and Title)            Robert W. Fullerton
         Principal Executive Officer

Date            August 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature     /s/ Robert W. Fullerton
and Title)            Robert W. Fullerton
         Principal Executive Officer

Date            August 25, 2008

By (Signature     /s/ Mark F. Steen
and Title)            Mark F. Steen
         Principal Financial Officer

Date            August 25, 2008